Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Prepaid Officers Compensation	$ 291,617	$ 445,149
Prepaid Directors Compensation	29,442	147,207
Prepaid Marketing Expenses	2,750	13,750
Other Prepaid Expenses and Current Assets	64,265	28,616
Total	$ 388,074	$ 634,722